SEGMENT INFORMATION - Operating Segments (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of operating segments [line items]
Revenues	$ 5,138	$ 4,256	$ 10,325	$ 8,474
Costs attributed to revenues	(2,993)	(2,648)	(5,970)	(5,232)
General and administrative expenses	(92)	(109)	(189)	(212)
Other (expense) income	(56)	(64)	(129)	(128)
Interest expense	(826)	(567)	(1,620)	(1,135)
Depreciation and amortization expense	(882)	(632)	(1,818)	(1,277)
Deferred taxes	51	(38)	201	5
Mark-to-market and other	(251)	302	62	45
Share of earnings from associates	95	273	136	376	$ 459
Net income attributable to non-controlling interest	(176)	(395)	(820)	(515)
Net income (loss) attributable to partnership	8	378	178	401
Utilities
Disclosure of operating segments [line items]
Revenues	2,014	1,899	4,092	3,770
Transport
Disclosure of operating segments [line items]
Revenues	1,251	886	2,512	1,767
Midstream
Disclosure of operating segments [line items]
Revenues	1,100	1,048	2,215	2,102
Data Infrastructure
Disclosure of operating segments [line items]
Revenues	773	423	1,506	835
Operating segments
Disclosure of operating segments [line items]
Revenues	1,910	1,762	3,853	3,522
Costs attributed to revenues	(812)	(800)	(1,652)	(1,595)
General and administrative expenses	(92)	(109)	(189)	(212)
Other (expense) income	12	15	15	14
Interest expense	(410)	(316)	(804)	(623)
Funds from operations	608	552	1,223	1,106
Depreciation and amortization expense	(411)	(346)	(840)	(690)
Deferred taxes	(2)	(21)	21	(23)
Mark-to-market and other	(187)	193	(226)	8
Share of earnings from associates	0	0	0	0
Net income attributable to non-controlling interest	0	0	0	0
Net income (loss) attributable to partnership	8	378	178	401
Operating segments | Utilities
Disclosure of operating segments [line items]
Revenues	658	669	1,317	1,305
Costs attributed to revenues	(351)	(333)	(694)	(655)
General and administrative expenses	0	0	0	0
Other (expense) income	(30)	(27)	(67)	(53)
Interest expense	(97)	(85)	(186)	(165)
Funds from operations	180	224	370	432
Operating segments | Transport
Disclosure of operating segments [line items]
Revenues	650	492	1,264	966
Costs attributed to revenues	(225)	(209)	(438)	(411)
General and administrative expenses	0	0	0	0
Other (expense) income	(6)	(2)	(14)	(6)
Interest expense	(100)	(82)	(191)	(158)
Funds from operations	319	199	621	391
Operating segments | Midstream
Disclosure of operating segments [line items]
Revenues	389	426	850	901
Costs attributed to revenues	(162)	(196)	(367)	(399)
General and administrative expenses	0	0	0	0
Other (expense) income	(1)	(5)	(5)	(13)
Interest expense	(83)	(64)	(165)	(130)
Funds from operations	143	161	313	359
Operating segments | Data Infrastructure
Disclosure of operating segments [line items]
Revenues	213	175	422	350
Costs attributed to revenues	(74)	(62)	(153)	(130)
General and administrative expenses	0	0	0	0
Other (expense) income	1	(3)	7	1
Interest expense	(62)	(38)	(130)	(79)
Funds from operations	78	72	146	142
Operating segments | Corporate
Disclosure of operating segments [line items]
Revenues	0	0	0	0
Costs attributed to revenues	0	0	0	0
General and administrative expenses	(92)	(109)	(189)	(212)
Other (expense) income	48	52	94	85
Interest expense	(68)	(47)	(132)	(91)
Funds from operations	(112)	(104)	(227)	(218)
Material reconciling items | Associates
Disclosure of operating segments [line items]
Revenues	(511)	(565)	(985)	(1,115)
Costs attributed to revenues	153	213	291	421
General and administrative expenses	0	0	0	0
Other (expense) income	14	12	33	22
Interest expense	99	95	191	188
Depreciation and amortization expense	118	121	224	237
Deferred taxes	(12)	(2)	(4)	2
Mark-to-market and other	44	(147)	114	(131)
Share of earnings from associates	95	273	136	376
Net income attributable to non-controlling interest	0	0	0	0
Net income (loss) attributable to partnership	0	0	0	0
Material reconciling items | Non-controlling interests
Disclosure of operating segments [line items]
Revenues	3,739	3,059	7,457	6,067
Costs attributed to revenues	(2,334)	(2,061)	(4,609)	(4,058)
General and administrative expenses	0	0	0	0
Other (expense) income	(82)	(91)	(177)	(164)
Interest expense	(515)	(346)	(1,007)	(700)
Depreciation and amortization expense	(589)	(407)	(1,202)	(824)
Deferred taxes	65	(15)	184	26
Mark-to-market and other	(108)	256	174	168
Share of earnings from associates	0	0	0	0
Net income attributable to non-controlling interest	(176)	(395)	(820)	(515)
Net income (loss) attributable to partnership	$ 0	$ 0	$ 0	$ 0